INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Electronic components	$ 2,930	$ 7,206
Finished goods	5,323	5,469
Inventories	$ 8,253	$ 12,675